Average Annual Total Returns - Retail - Vanguard Materials Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced US IMI/Materials 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	23.58%	6.62%	9.19%	22.99%	6.13%	8.74%	14.34%	5.11%	7.49%	23.80%	6.69%	9.30%	23.80%	6.70%		31.09%	11.27%	13.48%	23.80%	6.70%	9.30%